Concentrations	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
Concentrations

13.	Concentrations:

Major customers

During the quarter ended June 30, 2026 and 2025, the Company sold Ad tech revenue; sold subscriptions on its site Rooplay; and premium purchases of Rooplay Originals. During the quarter ended June 30, 2026, the Company had revenues of $522,372, $466,912, and $461,262, from three customers (June 30, 2025 - two customers for $558,252, and $460,626) which was more than 10% of the total revenue. The Company utilizes certain advertising agencies for the Ad tech revenue and the Google and iOS App Stores to provide a content platform for the Rooplay Apps to be played thereon.